Note 11 - Segment Information (Details) - Segment Data - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues									$ 1,607,944	$ 1,070,322	$ 1,111,501
Adjusted EBITDA									253,509	190,674	336,712
Depreciation and amortization									108,145	74,703	46,912
Operating income (loss)	$ 40,765	$ 42,011	$ 20,060	$ 20,908	$ 15,483	$ 23,459	$ 34,855	$ 40,418	123,744	114,215	282,530
Capital expenditures									307,598	151,810	181,426
As of December 31, 2014
Total assets	1,612,746				1,132,300				1,612,746	1,132,300	1,012,757
Goodwill	219,953				205,798				219,953	205,798	196,512
Completion Services [Member]
Segment Reporting Information [Line Items]
Revenues									1,581,712	1,058,014	1,070,086
Adjusted EBITDA									344,985	254,231	375,102
Depreciation and amortization									101,554	73,279	44,549
Operating income (loss)									243,171	180,201	329,718
Capital expenditures									293,635	152,120	183,137
As of December 31, 2014
Total assets	1,400,183				1,002,417				1,400,183	1,002,417	943,336
Goodwill	206,465				191,794				206,465	191,794	191,794
Completion Services [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									122	205
Other Services [Member]
Segment Reporting Information [Line Items]
Revenues									26,232	12,308	41,415
Adjusted EBITDA									(91,476)	(63,557)	(38,390)
Depreciation and amortization									6,591	1,424	2,363
Operating income (loss)									(119,427)	(65,986)	(47,188)
Capital expenditures									22,083	5,867	(958)
As of December 31, 2014
Total assets	212,563				129,883				212,563	129,883	69,421
Goodwill	$ 13,488				$ 14,004				13,488	14,004	$ 4,718
Other Services [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									$ (122)	$ (205)